UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Total Return ETF (TOTR)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Total Return ETF (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$32	0.31%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	ETF (Based on Net Asset Value)	(Regulatory/Strategy Benchmark)
9/28/21	$10,000	$10,000
11/30/21	$10,020	$10,037
2/28/22	$9,708	$9,686
5/31/22	$8,992	$9,118
8/31/22	$8,758	$8,935
11/30/22	$8,478	$8,748
2/28/23	$8,561	$8,745
5/31/23	$8,692	$8,923
8/31/23	$8,585	$8,828
11/30/23	$8,608	$8,851
2/29/24	$8,818	$9,036
5/31/24	$8,839	$9,039
8/31/24	$9,295	$9,472
11/30/24	$9,300	$9,460
2/28/25	$9,434	$9,560
5/31/25	$9,377	$9,533

202505-4541202, 202507-4489300

ETF988-052 07/25

Average Annual Total Returns

Fund	1 Year	Since Inception 9/28/21
Total Return ETF (Based on Net Asset Value)	6.08%	-1.74%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46%	-1.29%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$550,045
  Number of Portfolio Holdings1,318
  Investment Advisory Fees Paid (000s)$729
  Portfolio Turnover Rate314.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	29.6%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.4
Asset-Backed Securities	14.0
Non-U.S. Government Mortgage-Backed Securities	6.8
Bank Loans	6.5
Foreign Government Obligations & Municipalities	1.5
Bond Funds	1.0
Municipal Securities	0.3
Short-Term and Other	1.8

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.9%
U.S. Treasury Bonds	13.8
Federal National Mortgage Assn.	8.4
Federal Home Loan Mortgage	7.1
Government National Mortgage Assn.	4.4
T. Rowe Price Institutional Floating Rate Fund - Z Class	1.0
Carvana Auto Receivables Trust	0.9
AMSR Trust	0.8
Madison Park Funding	0.8
Bank5	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return ETF (TOTR)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$33,840
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2025
T. ROWE PRICE
TOTR	Total Return ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE TOTAL RETURN ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			9/28/21(1) Through
	5/31/25	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 39.69	$ 41.07	$ 44.30	$ 50.00
Investment activities
Net investment income(2)(3)	2.13	2.09	1.73	0.78
Net realized and unrealized gain/loss	0.24	(1.44)	(3.22)	(5.74)
Total from investment activities	2.37	0.65	(1.49)	(4.96)
Distributions
Net investment income	(2.06)	(1.95)	(1.70)	(0.74)
Tax return of capital	-	(0.08)	(0.04)	-
Total distributions	(2.06)	(2.03)	(1.74)	(0.74)
NET ASSET VALUE
End of period	$ 40.00(4)	$ 39.69	$ 41.07	$ 44.30

T. ROWE PRICE TOTAL RETURN ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			9/28/21(1) Through
	5/31/25	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	6.05%(4)	1.69%	(3.33)%	(10.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.31%	0.31%	0.31%	0.31%(6)
Net expenses after waivers/payments by Price Associates	0.31%	0.31%	0.31%	0.31%(6)
Net investment income	5.30%	5.23%	4.14%	2.42%(6)
Portfolio turnover rate(7)	314.2%	439.5%	608.3%	456.8%
Portfolio turnover rate, excluding mortgage dollar roll transactions	110.5%	110.0%	60.4%	45.1%
Net assets, end of period (in thousands)	$ 550,045	$ 113,130	$ 28,750	$ 19,933

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for share holder transactions.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

May 31, 2025
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 14.0%
Car Loan 4.2%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	161	162
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	194	194
ARI Fleet Lease Trust, Series 2025-A, Class B, 4.70%, 1/17/34 (1)	1,000	991
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 6.24%, 4/20/27 (1)	100	100
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	101
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class D, 7.26%, 10/20/27 (1)	205	206
Avis Budget Rental Car Funding AESOP, Series 2023-3A, Class D, 7.32%, 2/20/28 (1)	115	116
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 5.622%, 12/26/31 (1)	142	143
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	178
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	193
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	86
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	93
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	41
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	40
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	177
CarMax Select Receivables Trust, Series 2025-A, Class B, 5.01%, 9/16/30	1,400	1,409
Carvana Auto Receivables Trust, Series 2021-P1, Class D, 1.82%, 12/10/27	95	92
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	17	17

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	29
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	740	746
Carvana Auto Receivables Trust, Series 2023-N3, Class B, 6.45%, 5/10/28 (1)	455	459
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	56
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	152
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	61
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	81
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	309
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	585	587
Carvana Auto Receivables Trust, Series 2025-N1, Class B, 5.05%, 5/12/31 (1)	1,177	1,181
Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.34%, 8/11/31	1,340	1,343
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	1,033	1,014
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	59	58
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	101
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	35	35
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92%, 9/17/29	780	783
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	1,420	1,435
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	25

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	545	547
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	475	476
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	101
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class C, 4.88%, 3/15/29 (1)	800	800
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class C, 4.96%, 3/15/30 (1)	820	823
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	154	156
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	192	193
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	896	894
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	95	95
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	173	174
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	221	222
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	500	499
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	29	29
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	55

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust, Series 2025-2, Class B, 4.87%, 5/15/31	675	680
Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, 5/15/31	675	679
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	705	708
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	54	55
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	173
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.20%, 10/20/32 (1)	385	386
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	610	614
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	96	97
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	775	776
Wheels Fleet Lease Funding 1, Series 2025-1A, Class C, 5.08%, 1/18/40 (1)	840	841
		22,952
Other Asset-Backed Securities 9.8%
AMSR Trust, Series 2020-SFR2, Class A, 1.632%, 7/17/37 (1)	667	664
AMSR Trust, Series 2020-SFR5, Class A, 1.379%, 11/17/37 (1)	171	168
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,445	1,388
AMSR Trust, Series 2021-SFR2, Class A, 1.527%, 8/17/38 (1)	474	455
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,785	1,719
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	99
Amur Equipment Finance Receivables XI, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	50	50

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	142
Applebee's Funding / IHOP Funding, Series 2019-1A, Class 2II, 4.723%, 6/5/49 (1)	965	948
ARES LX CLO, Series 2021-60A, Class C, FRN, 3M TSFR + 2.21%, 6.481%, 7/18/34 (1)	1,500	1,500
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	100	102
Barings CLO, Series 2022-4A, Class A1R, FRN, 3M TSFR + 1.36%, 5.629%, 10/20/37 (1)	1,085	1,088
Battalion CLO XII, Series 2018-12A, Class BRR, FRN, 3M TSFR + 1.20%, 5.524%, 5/17/31 (1)	280	279
Battalion CLO XII, Series 2018-12A, Class CRR, FRN, 3M TSFR + 1.55%, 5.874%, 5/17/31 (1)	305	303
Battalion CLO XV, Series 2020-15A, Class CR, FRN, 3M TSFR + 1.90%, 6.18%, 1/17/33 (1)	250	250
Battalion CLO XV, Series 2020-15A, Class BR, FRN, 3M TSFR + 1.50%, 5.78%, 1/17/33 (1)	1,000	997
Benefit Street Partners CLO, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 5.463%, 4/20/38 (1)	1,340	1,337
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	210	210
CCG Receivables Trust, Series 2025-1, Class C, 4.89%, 10/14/32 (1)	500	498
Chenango Park CLO, Series 2018-1A, Class BR, FRN, 3M TSFR + 1.80%, 6.056%, 4/15/30 (1)	1,235	1,234
CIFC Funding, Series 2013-4A, Class DR2, FRN, 3M TSFR + 1.90%, 6.183%, 4/27/31 (1)	835	838
CIFC Funding, Series 2016-1A, Class D1R3, FRN, 3M TSFR + 2.30%, 6.569%, 10/21/31 (1)	250	243
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	88	88
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	100
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	32
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.499%, 10/20/31 (1)	109	109

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	217
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	101
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30 (1)	1,610	1,630
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	100
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	100
Dext ABS, Series 2025-1, Class C, 5.39%, 8/15/35 (1)	1,340	1,340
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	56
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	67
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Driven Brands Funding, Series 2019-1A, Class A2, 4.641%, 4/20/49 (1)	640	636
Dryden 93 CLO, Series 2021-93A, Class BR, FRN, 3M TSFR + 1.70%, 5.956%, 1/15/38 (1)	250	251
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	58	60
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	58	60
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	124
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	285
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	497
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.667%, 10/19/37 (1)	340	335
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	143	142
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	49
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1)	215	226
Frontier Issuer, Series 2024-1, Class A2, 6.19%, 6/20/54 (1)	625	641
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1)	1,230	1,367

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	795	757
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	197	179
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	100	103
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	83	83
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	180	177
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	141
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	205
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	102
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	205
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,600	1,608
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	101
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	1,552	1,493
Jamestown CLO XV, Series 2020-15A, Class A1R, FRN, 3M TSFR + 1.37%, 5.626%, 7/15/35 (1)	250	250
KKR CLO 43, Series 2022-43A, Class BR, FRN, 3M TSFR + 2.50%, 6.756%, 1/15/36 (1)	300	302
Madison Park Funding, Series 2019-35A, Class CR, FRN, 3M TSFR + 2.16%, 6.431%, 4/20/32 (1)	255	255
Madison Park Funding LX, Series 2022-60A, Class BR, FRN, 3M TSFR + 1.75%, 6.032%, 10/25/37 (1)	315	315
Madison Park Funding LXI, Series 2023-61A, Class B, FRN, 3M TSFR + 2.40%, 6.669%, 1/20/37 (1)	1,400	1,408

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 6.319%, 10/20/29 (1)	1,625	1,621
Madison Park Funding XXX, Series 2018-30A, Class BR, FRN, 3M TSFR + 1.75%, 6.011%, 7/16/37 (1)	700	701
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	95
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	43	44
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	58	57
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	47	48
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	47	47
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, FRN, 3M TSFR + 1.66%, 5.931%, 1/20/32 (1)	250	250
Neuberger Berman Loan Advisers CLO 43, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 5.33%, 7/17/36 (1)	1,380	1,380
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	390	389
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.558%, 11/13/31 (1)	160	160
OCP CLO, Series 2017-13A, Class B1R2, FRN, 3M TSFR + 1.70%, 5.969%, 11/26/37 (1)	250	250
Octagon Investment Partners 47, Series 2020-1A, Class A2R2, FRN, 3M TSFR + 1.55%, 5.822%, 1/22/38 (1)	330	331
Octagon Investment Partners 47, Series 2020-1A, Class BR2, FRN, 3M TSFR + 1.70%, 5.972%, 1/22/38 (1)	325	322
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	31	31
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	102
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	1,189	1,196
Palmer Square CLO, Series 2021-1A, Class A1AR, FRN, 3M TSFR + 1.15%, 5.419%, 4/20/38 (1)	1,335	1,332
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	335	335

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	70	70
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	101
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.382%, 10/17/38 (1)	638	616
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305%, 4/17/42 (1)	1,635	1,527
Rockford Tower CLO, Series 2022-2A, Class CR, FRN, 3M TSFR + 3.30%, 7.569%, 10/20/35 (1)	1,475	1,484
RR 34, Series 2024-34RA, Class A2AR, FRN, 3M TSFR + 1.70%, 5.956%, 10/15/39 (1)	250	250
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	129
SCF Equipment Trust, Series 20222-1A, Class B, 3.22%, 10/21/30 (1)	1,135	1,120
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	145	148
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	21	21
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	64	65
Signal Peak CLO 5, Series 2018-5A, Class BR, FRN, 3M TSFR + 2.20%, 6.482%, 4/25/37 (1)	250	251
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	310	302
SOUND POINT CLO XXII, Series 2019-1A, Class BRR, FRN, 3M TSFR + 1.65%, 5.919%, 1/20/32 (1)	250	250
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.456%, 10/15/31 (1)	178	178
THL Credit Wind River CLO, Series 2019-3A, Class CR2, FRN, 3M TSFR + 2.00%, 6.256%, 4/15/31 (1)	190	191
TPIC SPV I, Series 2024-1A, Class A1, 7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $280 (2)(3)	274	274
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	98
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	752	727

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	99
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	155
Trinitas CLO VI, Series 2017-6A, Class ARRR, FRN, 3M TSFR + 1.33%, 5.612%, 1/25/34 (1)	1,100	1,101
Trinitas CLO VII, Series 2017-7A, Class A1R2, FRN, 3M TSFR + 1.06%, 5.342%, 1/25/35 (1)	1,000	993
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	112	113
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	87	88
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	665	661
Verizon Master Trust, Series 2025-3, Class C, 4.90%, 3/20/30	1,500	1,498
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.456%, 10/15/31 (1)	169	169
Wellfleet CLO, Series 2018-2A, Class BR, FRN, 3M TSFR + 1.85%, 6.119%, 10/20/31 (1)	250	251
Zaxbys Funding, Series 2021-1A, Class A2, 3.238%, 7/30/51 (1)	1,251	1,145
		53,817
Student Loan 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	141
		141
Total Asset-Backed Securities (Cost $76,645)		76,910
BANK LOANS 6.5%
FINANCIAL INSTITUTIONS 1.1%
Brokerage Asset Managers Exchanges 0.1%
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.577%, 10/6/28	25	25
Jane Street Group, FRN, 3M TSFR + 2.00%, 6.333%, 12/15/31	428	427

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
RFS Opco, FRN, 3M TSFR + 4.75%, 9.064%, 4/4/31 (2)	20	20
RFS Opco, FRN, 3M TSFR + 4.75%, 9.049%, 4/4/31 (2)	35	34
		506
Insurance 1.0%
Alera Group, FRN, 1M TSFR + 5.50%, 5/23/33 (4)	820	824
Alera Group, FRN, 1M TSFR + 3.25%, 5/21/32 (4)	145	145
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.75%, 7.075%, 9/19/31	1,051	1,046
Asurion, FRN, 1M TSFR + 5.25%, 9.691%, 1/31/28	505	487
Asurion, FRN, 1M TSFR + 5.25%, 9.691%, 1/20/29	450	426
Asurion, FRN, 1M TSFR + 4.25%, 8.677%, 8/19/28	20	20
HUB International, FRN, 3M TSFR + 2.50%, 6.769%, 6/20/30	1,016	1,016
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 2.75%, 7.03%, 3/15/30	473	466
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.577%, 7/2/32	448	442
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.049%, 5/6/32	645	645
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 7.049%, 5/6/31	259	259
		5,776
Total Financial Institutions		6,282
INDUSTRIAL 5.1%
Basic Industry 0.1%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 7.077%, 8/18/30	298	297
PMHC II, FRN, 3M TSFR + 4.25%, 8.642%, 4/23/29	157	138
		435
Capital Goods 0.8%
Charter NEX US, FRN, 1M TSFR + 2.75%, 7.061%, 11/29/30 (4)	947	949

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 11.061%, 5/21/29 (2)(4)	269	269
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.561%, 5/21/29	286	286
Filtration Group, FRN, 1M TSFR + 3.00%, 7.327%, 10/21/28	625	627
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.577%, 7/29/29	483	480
Madison Safety & Flow, FRN, 1M TSFR + 2.75%, 7.077%, 9/26/31	194	194
MI Windows & Doors, FRN, 1M TSFR + 3.00%, 7.327%, 3/28/31	189	188
Pro Mach Group, FRN, 1M TSFR + 2.75%, 7.077%, 8/31/28	140	140
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.577%, 1/30/32	267	266
QXO, FRN, 3M TSFR + 3.00%, 7.28%, 4/30/32	30	30
TK Elevator Midco GmbH, FRN, 3M TSFR + 3.00%, 7.237%, 4/30/30 (4)	743	745
WEC US Holdings, FRN, 1M TSFR + 2.25%, 6.574%, 1/27/31 (4)	199	198
		4,372
Communications 0.7%
BCPE Pequod Buyer, FRN, 1M TSFR + 3.25%, 7.577%, 11/25/31	275	276
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.441%, 8/21/28	358	351
CMG Media, FRN, 3M TSFR + 3.50%, 7.899%, 6/18/29	498	471
Connect Finco, FRN, 1M TSFR + 4.50%, 8.827%, 9/27/29	124	113
CSC Holdings, FRN, 3M TSFR + 1.50%, 9.00%, 4/15/27	444	435
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.812%, 1/18/28	467	461
EW Scripps, FRN, 1M TSFR + 5.75%, 10.179%, 6/30/28 (4)	130	124
EW Scripps, FRN, 1M TSFR + 3.35%, 7.779%, 11/30/29	254	228
Level 3 Financing, FRN, 1M TSFR + 4.25%, 8.577%, 3/29/32 (4)	710	714
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.327%, 6/1/28	84	85
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.691%, 9/25/26	179	157

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.324%, 2/6/30 (2)	165	149
ViaSat, FRN, 1M TSFR + 4.50%, 8.941%, 3/2/29	105	99
		3,663
Consumer Cyclical 0.4%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.318%, 1/4/29	60	60
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.577%, 2/6/30	144	144
Clarios Global, FRN, 1M TSFR + 2.75%, 7.077%, 1/28/32	390	389
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.299%, 9/10/31 (4)	130	130
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 9/30/31 (4)	65	65
EG Group, FRN, 3M TSFR + 4.25%, 8.583%, 2/7/28	154	155
EOC Borrower, FRN, 1M TSFR + 3.00%, 7.327%, 3/24/32	240	239
IRB Holding, FRN, 1M TSFR + 2.50%, 6.827%, 12/15/27	228	228
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.549%, 8/1/30	122	120
UFC Holdings, FRN, 3M TSFR + 2.25%, 6.571%, 11/21/31	149	150
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.827%, 1/30/31	286	284
		1,964
Consumer Non-Cyclical 0.5%
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 7.679%, 5/10/27	432	430
Bausch Health, FRN, 1M TSFR + 6.25%, 10.561%, 10/8/30	425	403
LifePoint Health, FRN, 3M TSFR + 3.75%, 8.006%, 5/17/31	354	349
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.577%, 10/23/28	421	421
Opal Bidco, FRN, 3M TSFR + 3.25%, 3/31/32 (4)	820	820
Parexel International, FRN, 1M TSFR + 2.50%, 6.827%, 11/15/28	154	154
Star Parent, FRN, 3M TSFR + 4.00%, 8.299%, 9/27/30	109	107
		2,684

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 0.2%
Brazos Delaware II, FRN, 1M TSFR + 3.00%, 7.311%, 2/11/30	128	128
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.314%, 2/11/30	818	815
Prairie ECI Acquiror, FRN, 1M TSFR + 4.25%, 8.577%, 8/1/29	154	155
		1,098
Health Care 0.0%
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 8.427%, 1/21/30	250	249
		249
Industrial Other 0.0%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 7.321%, 8/16/29	154	155
		155
Technology 2.3%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.799%, 2/23/32	1,081	1,105
Applied Systems, FRN, 3M TSFR + 2.50%, 6.799%, 2/24/31	864	866
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.177%, 12/10/29	153	152
Ascend Learning, FRN, 1M TSFR + 3.00%, 7.327%, 12/11/28	179	178
Athenahealth Group, FRN, 1M TSFR + 2.75%, 7.077%, 2/15/29	277	275
Avalara, FRN, 3M TSFR + 3.25%, 7.553%, 3/26/32	455	455
Cloud Software Group, FRN, 3M TSFR + 3.75%, 8.049%, 3/21/31	169	168
Cloud Software Group, FRN, 3M TSFR + 3.50%, 7.799%, 3/29/29	512	510
CoreLogic, FRN, 1M TSFR + 6.50%, 10.941%, 6/4/29	85	82
Delta TopCo, FRN, 3M TSFR + 5.25%, 9.574%, 11/29/30	820	817
Delta TopCo, FRN, 3M TSFR + 2.75%, 7.074%, 11/30/29	423	420
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.649%, 4/11/31	48	49

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.327%, 10/9/29	455	455
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.077%, 11/22/32	446	451
Epicor Software, FRN, 1M TSFR + 2.75%, 7.077%, 5/30/31	391	392
Icon Parent, FRN, 6M TSFR + 5.00%, 9.205%, 11/12/32	274	274
Instructure Holdings, FRN, 3M TSFR + 3.00%, 7.308%, 11/13/31	270	270
Javelin Buyer, FRN, 3M TSFR + 3.25%, 7.583%, 12/5/31	430	431
Javelin Buyer, FRN, 3M TSFR + 5.25%, 9.583%, 10/7/32	196	192
Kaseya, FRN, 1M TSFR + 3.25%, 7.577%, 3/20/32 (4)	265	265
Kaseya, FRN, 1M TSFR + 5.00%, 9.327%, 3/20/33	800	797
McAfee, FRN, 1M TSFR + 3.00%, 7.316%, 3/1/29	253	243
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.33%, 4/11/29	228	213
Neptune Bidco US, FRN, 3M TSFR + 9.75%, 14.08%, 10/11/29	25	24
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%, 9.307%, 11/21/32	1,205	1,187
QualityTech, FRN, 1M TSFR + 3.50%, 7.813%, 10/30/31 (2)	50	50
RealPage, FRN, 3M TSFR + 3.75%, 8.049%, 4/24/28	34	34
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.427%, 11/15/29	339	335
Sandisk, FRN, 3M TSFR + 3.00%, 7.321%, 2/20/32 (2)	617	607
Shift4 Payments, FRN, 1M TSFR + 2.75%, 5/8/32 (4)	45	45
Twitter, 9.50%, 10/26/29	320	318
UKG, FRN, 1M TSFR + 3.00%, 7.311%, 2/10/31	1,048	1,050
		12,710
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 2.25%, 6.522%, 4/20/28	422	417
		417
Total Industrial		27,747

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.3%
Electric 0.3%
Alpha Generation, FRN, 1M TSFR + 2.50%, 6.827%, 9/30/31	144	145
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.75%, 7.077%, 2/26/32	170	170
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (4)	300	301
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.327%, 8/1/30	340	341
Talen Energy Supply, B-1, FRN, 3M TSFR + 2.50%, 6.808%, 5/17/30	435	435
Talen Energy Supply, C-1, FRN, 3M TSFR + 2.50%, 6.808%, 12/13/31	194	194
		1,586
Total Utility		1,586
Total Bank Loans (Cost $35,735)		35,615
BOND FUNDS 1.0%
Mutual Funds 1.0%

T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.68% (5)(6)	596	5,600
Total Bond Funds (Cost $5,635)		5,600
CONVERTIBLE BONDS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29	45	48
		48
Total Industrial		48
Total Convertible Bonds (Cost $43)		48

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.0%
Brokerage Asset Managers Exchanges 0.0
Ares Management, Series B, 6.75%, 10/1/27	3	134
		134
Total Financial Institutions		134
INDUSTRIAL 0.0%
Capital Goods 0.0
Boeing, 6.00%, 10/15/27	3	200
		200
Total Industrial		200
MISCELLANEOUS 0.1%
Miscellaneous 0.1
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $400 (2)(3)(7)	17	400
		400
Total Miscellaneous		400
Total Convertible Preferred Stocks (Cost $709)		734
CORPORATE BONDS 18.4%
FINANCIAL INSTITUTIONS 5.3%
Banking 1.8%
Bank of America, VR, 1.898%, 7/23/31 (8)	150	130
Bank of America, VR, 5.425%, 8/15/35 (8)	920	900
Bank of America, VR, 5.518%, 10/25/35 (8)	715	702
Barclays, VR, 5.367%, 2/25/31 (8)	525	529
CaixaBank, VR, 6.037%, 6/15/35 (1)(8)	1,000	1,028
Capital One Financial, VR, 2.359%, 7/29/32 (8)	19	16
Capital One Financial, VR, 4.927%, 5/10/28 (8)	1,345	1,349
Capital One Financial, VR, 5.70%, 2/1/30 (8)	225	231

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, VR, 6.312%, 6/8/29 (8)	490	510
Citigroup, VR, 6.02%, 1/24/36 (8)	545	548
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(8)	1,000	895
Goldman Sachs Group, VR, 3.102%, 2/24/33 (8)	150	133
HSBC Holdings, VR, 5.13%, 3/3/31 (8)	400	401
Societe Generale, VR, 2.797%, 1/19/28 (1)(8)	325	314
Societe Generale, VR, 5.50%, 4/13/29 (1)(8)	800	808
US Bancorp, VR, 4.967%, 7/22/33 (8)	280	272
Wells Fargo, VR, 2.572%, 2/11/31 (8)	115	104
Wells Fargo, VR, 5.013%, 4/4/51 (8)	890	780
Wells Fargo, VR, 6.85% (8)(9)	425	437
		10,087
Brokerage Asset Managers Exchanges 0.6%
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34	404	394
HAT Holdings I / HAT Holdings II, 3.75%, 9/15/30 (1)(10)	405	360
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	41
Hightower Holding, 9.125%, 1/31/30 (1)	405	424
Jane Street Group, 7.125%, 4/30/31 (1)	320	333
Jane Street Group / JSG Finance, 6.125%, 11/1/32 (1)	325	324
Jane Street Group / JSG Finance, 6.75%, 5/1/33 (1)	355	363
LPL Holdings, 4.90%, 4/3/28	260	261
LPL Holdings, 5.15%, 6/15/30	530	530
LPL Holdings, 5.20%, 3/15/30	66	66
		3,096
Finance Companies 0.4%
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1)	858	850
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1)	400	387
Navient, 7.875%, 6/15/32	206	206
Navient, 9.375%, 7/25/30	500	539
Navient, 11.50%, 3/15/31	325	363
SLM, 5.625%, 8/1/33	156	137
		2,482

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Financial Other 0.3%
Aldar Properties PJSC, VR, 6.623%, 4/15/55 (8)	540	542
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29 (EUR)	540	574
Howard Hughes, 5.375%, 8/1/28 (1)	300	293
		1,409
Insurance 1.8%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	25	26
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	60	63
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1)	120	121
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	373	381
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)(10)	835	855
Centene, 2.50%, 3/1/31	655	557
Centene, 3.375%, 2/15/30	75	68
Centene, 4.625%, 12/15/29	805	777
Five Corners Funding Trust II, 2.85%, 5/15/30 (1)	200	184
Fortitude Group Holdings, 6.25%, 4/1/30 (1)	420	425
GA Global Funding Trust, 5.50%, 4/1/32 (1)	700	702
Health Care Service, 5.875%, 6/15/54 (1)	565	532
Hub International, 7.25%, 6/15/30 (1)	750	777
Hub International, 7.375%, 1/31/32 (1)	530	553
Humana, 5.55%, 5/1/35	760	747
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	265	278
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)(10)	530	567
Molina Healthcare, 3.875%, 5/15/32 (1)	135	120
Molina Healthcare, 6.25%, 1/15/33 (1)	175	174
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	270	279
Reinsurance Group of America, 5.80%, 4/1/35	200	201
Reinsurance Group of America, 6.00%, 9/15/33	243	251
Reinsurance Group of America, VR, 6.65%, 9/15/55 (8)	250	246

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(8)	600	587
USI, 7.50%, 1/15/32 (1)	330	346
		9,817
Real Estate Investment Trusts 0.4%
Alexandria Real Estate Equities, 5.25%, 5/15/36	95	90
Brixmor Operating Partnership, 4.125%, 5/15/29	115	112
Brixmor Operating Partnership, 5.20%, 4/1/32	225	224
Kilroy Realty, 2.50%, 11/15/32	75	59
Kilroy Realty, 3.05%, 2/15/30	115	102
Kilroy Realty, 4.25%, 8/15/29	150	142
Kite Realty Group, 4.95%, 12/15/31	441	435
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	170
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	245	251
Realty Income, 5.125%, 4/15/35	155	153
Service Properties Trust, 8.625%, 11/15/31 (1)	480	511
Service Properties Trust, 8.875%, 6/15/32 (10)	175	175
		2,424
Total Financial Institutions		29,315
INDUSTRIAL 11.9%
Basic Industry 0.6%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	310	344
Carpenter Technology, 7.625%, 3/15/30 (10)	125	129
Celanese US Holdings, 6.629%, 7/15/32	590	604
IMCD, 3.625%, 4/30/30 (EUR)	500	567
PMHC II, 9.00%, 2/15/30 (1)(10)	205	144
South32 Treasury, 4.35%, 4/14/32 (1)	1,221	1,125
Steel Dynamics, 5.25%, 5/15/35	470	462
		3,375
Capital Goods 1.1%
Amcor Flexibles North America, 5.10%, 3/17/30 (1)	205	206

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Axon Enterprise, 6.125%, 3/15/30 (1)	245	250
Axon Enterprise, 6.25%, 3/15/33 (1)	375	381
Boeing, 3.75%, 2/1/50	142	97
Boeing, 6.858%, 5/1/54	1,206	1,290
Hexcel, 5.875%, 2/26/35	215	214
Holcim Finance US, 4.70%, 4/7/28 (1)	205	206
Holcim Finance US, 4.95%, 4/7/30 (1)	240	241
Madison IAQ, 5.875%, 6/30/29 (1)(10)	115	110
Quikrete Holdings, 6.375%, 3/1/32 (1)	305	309
Quikrete Holdings, 6.75%, 3/1/33 (1)	255	259
Regal Rexnord, 6.05%, 4/15/28	40	41
Regal Rexnord, 6.30%, 2/15/30	580	601
Stanley Black & Decker, VR, 6.707%, 3/15/60 (8)	840	811
TK Elevator Holdco GmbH, 6.625%, 7/15/28 (EUR)	113	128
TransDigm, 6.375%, 5/31/33 (1)	275	272
TransDigm, 6.875%, 12/15/30 (1)	125	129
TransDigm, 7.125%, 12/1/31 (1)	370	383
		5,928
Communications 2.1%
AppLovin, 5.375%, 12/1/31	170	172
Axian Telecom, 7.375%, 2/16/27	670	675
CCO Holdings, 4.25%, 2/1/31 (1)	335	306
CCO Holdings, 4.50%, 6/1/33 (1)	370	329
CCO Holdings, 7.375%, 3/1/31 (1)	340	353
Cellnex Finance, 2.00%, 9/15/32 (EUR)	1,400	1,433
Charter Communications Operating, 2.80%, 4/1/31	655	574
Charter Communications Operating, 6.10%, 6/1/29	95	99
Charter Communications Operating, 6.55%, 6/1/34	92	96
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(10)	163	144
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(10)	275	251
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)(10)	285	299
CMG Media, 8.875%, 6/18/29 (1)(10)	465	428
Comcast, 2.887%, 11/1/51	755	449

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)	200	190
CSC Holdings, 5.50%, 4/15/27 (1)(10)	200	189
CSC Holdings, 11.25%, 5/15/28 (1)(10)	200	197
CSC Holdings, 11.75%, 1/31/29 (1)	200	187
Directv Financing / Directv Financing Co-Obligor, 5.875%, 8/15/27 (1)	5	5
DISH DBS, 5.25%, 12/1/26 (1)	320	294
DISH DBS, 5.75%, 12/1/28 (1)	155	131
DISH DBS, 7.75%, 7/1/26	125	108
EchoStar, 10.75%, 11/30/29	470	472
Level 3 Financing, 4.50%, 4/1/30 (1)	170	150
Level 3 Financing, 10.75%, 12/15/30 (1)	369	416
Level 3 Financing, 11.00%, 11/15/29 (1)	86	98
Midas Opco Holdings, 5.625%, 8/15/29 (1)	175	165
SBA Tower Trust, 4.831%, 10/15/29 (1)	505	502
Scripps Escrow II, 3.875%, 1/15/29 (1)(10)	115	98
Sirius XM Radio, 4.00%, 7/15/28 (1)	120	113
Sprint Capital, 8.75%, 3/15/32	470	563
Time Warner Cable, 6.55%, 5/1/37	740	744
Univision Communications, 8.00%, 8/15/28 (1)	168	167
Univision Communications, 8.50%, 7/31/31 (1)	115	110
VEON Holdings, 3.375%, 11/25/27	610	558
Viasat, 7.50%, 5/30/31 (1)(10)	225	179
		11,244
Consumer Cyclical 1.1%
Allied Universal Holdco, 7.875%, 2/15/31 (1)	262	271
Bath & Body Works, 6.75%, 7/1/36	125	124
Caesars Entertainment, 7.00%, 2/15/30 (1)	160	164
Carvana, 9.00%, 6/1/31, (14.00% PIK) (1)(11)	214	248
CBRE Services, 4.80%, 6/15/30	265	263
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (1)	145	147
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)(10)	160	170
eG Global Finance, 12.00%, 11/30/28 (1)	200	221

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Motor Credit, 5.918%, 3/20/28	595	596
Hyundai Capital America, 5.40%, 1/8/31 (1)	150	151
L Brands, 6.625%, 10/1/30 (1)	125	127
Magna International, 5.875%, 6/1/35	75	76
Match Group, 5.00%, 12/15/27 (1)	142	140
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	115	113
Rentokil Terminix Funding, 5.00%, 4/28/30 (1)	850	846
Rivian Holdings, 6M TSFR + 6.05%, 10.151%, 10/15/26 (1)	266	267
Six Flags Entertainment, 6.625%, 5/1/32 (1)	240	245
Stellantis Finance US, 5.75%, 3/18/30 (1)	830	832
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1)	315	316
Voyager Parent, 9.25%, 7/1/32 (1)	275	284
Wand NewCo 3, 7.625%, 1/30/32 (1)	140	145
Yum! Brands, 5.375%, 4/1/32	100	99
		5,845
Consumer Non-Cyclical 2.7%
1261229 BC, 10.00%, 4/15/32 (1)	440	435
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	102	100
BAT Capital, 5.35%, 8/15/32	320	322
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	180	186
Bayer US Finance, 6.25%, 1/21/29 (1)(10)	2,395	2,489
Bayer US Finance II, 4.70%, 7/15/64 (1)	349	249
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	200	207
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	380	406
Constellation Brands, 4.80%, 5/1/30	85	85
CVS Health, 4.875%, 7/20/35	1,450	1,353
CVS Health, 5.625%, 2/21/53	630	560
CVS Health, VR, 6.75%, 12/10/54 (8)	428	418
CVS Health, VR, 7.00%, 3/10/55 (8)	331	334
Diageo Investment, 5.125%, 8/15/30	200	204
Health & Happiness H&H International Holdings, 9.125%, 7/24/28	850	865
Icon Investments Six DAC, 5.849%, 5/8/29	800	818

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Icon Investments Six DAC, 6.00%, 5/8/34	800	797
IQVIA, 6.25%, 2/1/29	240	248
LifePoint Health, 10.00%, 6/1/32 (1)	403	421
LifePoint Health, 11.00%, 10/15/30 (1)	595	654
Mars, 5.20%, 3/1/35 (1)	420	418
Mars, 5.65%, 5/1/45 (1)	300	294
Medline Borrower, 6.25%, 4/1/29 (1)	165	168
Newell Brands, 8.50%, 6/1/28 (1)	114	118
Opal Bidco, 6.50%, 3/31/32 (1)	210	209
Solventum, 5.40%, 3/1/29	275	280
Solventum, 5.45%, 3/13/31	655	668
Solventum, 5.60%, 3/23/34	470	474
Solventum, 5.90%, 4/30/54	445	427
Star Parent, 9.00%, 10/1/30 (1)(10)	160	165
Sutter Health, Series 2025, 5.213%, 8/15/32	125	127
Sutter Health, Series 2025, 5.537%, 8/15/35	390	395
Tenet Healthcare, 6.875%, 11/15/31	175	183
		15,077
Energy 2.5%
Civitas Resources, 8.375%, 7/1/28 (1)	220	222
Civitas Resources, 9.625%, 6/15/33 (1)	375	376
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	115	118
Comstock Resources, 6.75%, 3/1/29 (1)	285	281
Continental Resources, 4.90%, 6/1/44	20	15
Coterra Energy, 5.40%, 2/15/35	170	165
Crescent Energy Finance, 7.375%, 1/15/33 (1)	465	431
Crescent Energy Finance, 7.625%, 4/1/32 (1)	215	203
Diamondback Energy, 5.40%, 4/18/34	425	417
Diamondback Energy, 5.75%, 4/18/54	274	244
Eni, 5.95%, 5/15/54 (1)	800	747
Expand Energy, 4.75%, 2/1/32	190	179
FS Luxembourg, 8.875%, 2/12/31 (1)	400	407
Harbour Energy, 6.327%, 4/1/35 (1)	655	633

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
HF Sinclair, 5.75%, 1/15/31	525	528
HF Sinclair, 6.25%, 1/15/35	566	558
Hilcorp Energy, 8.375%, 11/1/33 (1)	480	478
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (1)	160	148
Kinetik Holdings, 6.625%, 12/15/28 (1)	94	96
Kosmos Energy, 7.75%, 5/1/27	510	444
National Fuel Gas, 5.50%, 3/15/30	405	412
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	175	165
NGL Energy Partners, 8.125%, 2/15/29 (1)	50	49
Occidental Petroleum, 6.20%, 3/15/40	600	558
Occidental Petroleum, 8.875%, 7/15/30	525	589
ONEOK, 5.05%, 11/1/34	350	333
Permian Resources Operating, 9.875%, 7/15/31 (1)	108	117
Prairie Acquiror, 3M TSFR + 4.75%, 9.00%, 8/1/29 (1)	190	192
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	540	528
Range Resources, 4.75%, 2/15/30 (1)	95	91
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1)	115	114
Sunoco, 7.00%, 5/1/29 (1)	95	98
Sunoco, 7.25%, 5/1/32 (1)	140	145
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	140	142
Targa Resources, 5.55%, 8/15/35	1,220	1,192
Targa Resources Partners, 5.50%, 3/1/30	42	42
Transocean, 8.25%, 5/15/29 (1)	85	76
Transocean, 8.75%, 2/15/30 (1)	223	224
Transocean Aquila, 8.00%, 9/30/28 (1)	69	69
Valero Energy, 5.15%, 2/15/30	345	349
Venture Global LNG, VR, 9.00% (1)(8)(9)	520	489
Venture Global LNG, 9.50%, 2/1/29 (1)	360	384
Venture Global LNG, 9.875%, 2/1/32 (1)	65	69
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	105	109
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1)	365	384
		13,610

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Industrial Other 0.1%
Albion Financing 1 / Aggreko Holdings, 7.00%, 5/21/30 (1)	200	202
Booz Allen Hamilton, 5.95%, 4/15/35	425	421
		623
Technology 1.4%
Broadcom, 4.55%, 2/15/32	350	342
Cloud Software Group, 8.25%, 6/30/32 (1)	145	152
Cloud Software Group, 9.00%, 9/30/29 (1)	630	643
Dye & Durham, 8.625%, 4/15/29 (1)	425	440
Foundry JV Holdco, 5.50%, 1/25/31 (1)	600	608
Foundry JV Holdco, 5.90%, 1/25/30 (1)	800	826
Foundry JV Holdco, 5.90%, 1/25/33 (1)	615	628
Foundry JV Holdco, 6.15%, 1/25/32 (1)	800	830
Hewlett Packard Enterprise, 4.55%, 10/15/29	108	107
JSC Kaspi.kz, 6.25%, 3/26/30 (1)	805	793
McAfee, 7.375%, 2/15/30 (1)	285	264
Minerva Merger, 6.50%, 2/15/30 (1)(10)	295	283
Motorola Solutions, 5.40%, 4/15/34	150	151
Neptune Bidco, 9.29%, 4/15/29 (1)	350	331
Paychex, 5.10%, 4/15/30	245	248
Paychex, 5.60%, 4/15/35	200	203
Sabre GLBL, 10.75%, 11/15/29 (1)(10)	95	97
Sabre GLBL, 11.125%, 7/15/30 (1)	120	123
Shift4 Payments / Shift4 Payments Finance Sub, 6.75%, 8/15/32 (1)	105	107
Synopsys, 5.70%, 4/1/55	400	381
UKG, 6.875%, 2/1/31 (1)	315	325
		7,882
Transportation 0.3%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)	675	728
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)(10)	145	147

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Genesee & Wyoming, 6.25%, 4/15/32 (1)	165	168
Heathrow Funding, 1.875%, 3/14/36 (EUR)	459	445
Heathrow Funding, 3.875%, 1/16/38 (EUR)	100	112
		1,600
Total Industrial		65,184
UTILITY 1.2%
Electric 0.9%
AES, 5.80%, 3/15/32	680	675
AES Andes, 6.25%, 3/14/32 (1)(10)	470	473
Alpha Generation, 6.75%, 10/15/32 (1)	285	290
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	195	195
FirstEnergy, 2.25%, 9/1/30	74	65
FirstEnergy, 2.65%, 3/1/30	390	353
FirstEnergy Transmission, 5.00%, 1/15/35	150	146
Indianapolis Power & Light, 5.70%, 4/1/54 (1)	130	123
PG&E, VR, 7.375%, 3/15/55 (8)	45	44
PSEG Power, 5.20%, 5/15/30 (1)	145	146
Talen Energy Supply, 8.625%, 6/1/30 (1)	325	346
Vistra, VR, 8.00% (1)(8)(9)	789	804
Vistra, VR, 8.875% (1)(8)(9)	1,335	1,433
		5,093
Natural Gas 0.3%
APA Infrastructure, 5.125%, 9/16/34 (1)	115	111
APA Infrastructure, 5.75%, 9/16/44 (1)	225	212
Engie, 5.625%, 4/10/34 (1)	800	809
Southern California Gas, 5.45%, 6/15/35	265	265
		1,397
Total Utility		6,490
Total Corporate Bonds (Cost $100,759)		100,989

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.5%
Owned No Guarantee 0.3%
Ecopetrol, 8.875%, 1/13/33	535	544
Ecopetrol, 7.75%, 2/1/32	225	214
Petroleos Mexicanos, 8.75%, 6/2/29	1,090	1,105
		1,863
Sovereign 1.2%
Bulgaria Government International Bonds, 4.125%, 5/7/38 (EUR)	710	823
Egypt Government International Bonds, 8.625%, 2/4/30 (1)	1,485	1,472
Ivory Coast Government International Bonds, 8.075%, 4/1/36 (1)	1,455	1,372
Montenegro Government International Bonds, 7.25%, 3/12/31	480	491
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	1,345	1,375
Sri Lanka Government International Bonds, 9.75%, 2/15/38 (1)	856	674
Sri Lanka Government International Bonds, 3.35%, 1/15/30 (1)	42	36
Sri Lanka Government International Bonds, 9.50%, 5/15/36 (1)	38	30
		6,273
Total Foreign Government Obligations & Municipalities (Cost $8,176)		8,136
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series A1, GO, 5.375%, 7/1/25	2	2
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	3	2

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, Zero Coupon, 11/1/43 (12)	2,592	1,555
		1,579
Texas 0.0%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	138
		138
Total Municipal Securities (Cost $1,775)		1,717
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.8%
Collateralized Mortgage Obligations 3.7%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	123	105
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	221	208
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	251	245
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	89	90
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	668	666
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	86
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	24	21
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	83	71
COLT Mortgage Loan Trust, Series 2025-INV2, Class A3, CMO, ARM, 5.954%, 2/25/70 (1)	574	576
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, CMO, ARM, FRN, SOFR30A + 2.95%, 7.271%, 6/25/42 (1)	438	450

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.95%, 6.271%, 9/25/43 (1)	286	289
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.421%, 1/25/45 (1)	937	937
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.321%, 2/25/45 (1)	1,348	1,347
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	223	221
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1)	2,340	2,343
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1)	44	39
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	908	899
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	96	95
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	160	160
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	283	282
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	136
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.272%, 2/25/45 (1)	183	182
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.472%, 2/25/45 (1)	732	731
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	468	467
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	398	315
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	286	284
HOMES Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.425%, 2/25/70 (1)	377	377

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.306%, 10/25/46 (1)	68	65
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.644%, 5/25/47 (1)	334	294
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 4.899%, 10/26/48 (1)	180	178
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.565%, 12/25/50 (1)	178	154
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.23%, 6/25/50 (1)	175	151
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	176	175
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	327	325
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	85	86
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	730	730
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.644%, 3/25/53 (1)	79	78
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	1,388	1,391
OBX Trust, Series 2025-NQM8, Class A1, CMO, ARM, 5.472%, 3/25/65 (1)	990	993
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	197	197
Rocket Mortgage, Series 2025-CES3, Class A1A, 5.553%, 3/25/55 (1)	1,364	1,371
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.732%, 2/25/65 (1)	599	602
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.708%, 12/25/49 (1)	419	376
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.525%, 11/25/63 (1)	255	256
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.108%, 7/25/65 (1)	85	85
Verus Securitization Trust, Series 2020-1, Class A3, CMO, ARM, 3.724%, 1/25/60 (1)	45	45

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	90	80
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	30	28
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	67	67
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	67	67
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	662	660
Verus Securitization Trust, Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1)	262	263
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	14	13
		20,352
Commercial Mortgage-Backed Securities 3.1%
Alen Mortgage Trust, Series 2021-ACEN, Class A, FRN, 1M TSFR + 1.26%, 5.593%, 4/15/34 (1)	140	134
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	254	264
Bank5, Series 2024-5YR10, Class AS, ARM, 5.637%, 10/15/57	1,155	1,172
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	1,270	1,292
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	325
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	1,285	1,338
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	635	590
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	640	594
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	767	794
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	268
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	1,280	1,332

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 5.993%, 8/15/38 (1)	132	111
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, ARM, FRN, 1M TSFR + 1.64%, 5.971%, 12/15/39 (1)	103	103
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 5.97%, 5/15/41 (1)	115	116
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 6.17%, 5/15/41 (1)	116	115
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B, ARM, FRN, 1M TSFR + 1.79%, 6.122%, 1/15/42 (1)	100	101
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C, ARM, FRN, 1M TSFR + 2.39%, 6.721%, 1/15/42 (1)	165	164
BX Trust, Series 2025-ROIC, Class B, ARM, FRN, 1M TSFR + 1.39%, 5.722%, 3/15/30 (1)	840	832
BX Trust, Series 2025-TAIL, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.70%, 6/15/35 (1)	190	190
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, FRN, 1M TSFR + 1.75%, 6.076%, 12/15/37 (1)	1,365	1,364
Commercial Mortgage Trust, Series 2015-CR25, Class A4, ARM, 3.759%, 8/10/48	115	115
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.586%, 2/10/49	40	39
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 5.97%, 8/15/41 (1)	120	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	113	111
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.911%, 12/15/52	145	129
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	71
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 6.269%, 5/15/37 (1)	140	140
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.758%, 1/13/40 (1)	730	745
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 6.17%, 9/15/41 (1)	240	240

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1)	100	87
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, ARM, 3.732%, 5/15/48	67	67
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, FRN, 4.036%, 5/15/48	195	194
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	550	581
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	91
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1, ARM, 3.93%, 1/12/60 (1)	1,874	1,364
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2, ARM, 4.40%, 1/12/60 (1)	1,690	1,229
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 6.07%, 5/15/39 (1)	100	98
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	102
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1)	100	100
		16,822
Residential Mortgage 0.0%
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	162	160
Total Non-U.S. Government Mortgage-Backed Securities (Cost $37,217)		37,334

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
PREFERRED STOCKS 0.0%
FINANCIAL INSTITUTIONS 0.0%
Insurance 0.0
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (2)(3)(7)	1	250
		250
Total Financial Institutions		250
Total Preferred Stocks (Cost $246)		250
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 20.1%
U.S. Government Agency Obligations 15.7%
Federal Home Loan Mortgage
1.50%, 4/1/41	55	44
2.00%, 3/1/42 - 4/1/52	11,714	5,728
2.50%, 10/1/36 - 4/1/52	19,192	11,160
3.00%, 1/1/33 - 8/1/52	3,931	3,412
3.50%, 10/1/47 - 6/1/52	1,693	1,525
4.00%, 11/1/37 - 10/1/52	837	784
4.50%, 11/1/52 - 10/1/53	993	937
5.00%, 11/1/52 - 12/1/54	4,371	4,239
5.50%, 8/1/53 - 2/1/55	3,916	3,895
6.00%, 2/1/53 - 3/1/55	4,942	5,015
6.50%, 10/1/53 - 1/1/55	1,989	2,049
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	943	826
2.00%, 9/1/36 - 4/1/52	27,967	16,359
2.50%, 3/1/37 - 1/1/54	12,531	6,049
3.00%, 12/1/32 - 9/1/52	4,088	3,631
3.50%, 5/1/35 - 8/1/53	5,721	5,139
4.00%, 11/1/37 - 6/1/53	5,171	4,767
4.50%, 11/1/48 - 1/1/55	3,704	3,506
5.00%, 11/1/44 - 12/1/54	1,478	1,439

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.50%, 7/1/53 - 1/1/55	2,216	2,204
6.00%, 12/1/52 - 8/1/54	1,258	1,280
6.50%, 1/1/53 - 1/1/55	1,020	1,053
7.00%, 3/1/54	35	36
UMBS, TBA (13)
5.00%, 6/15/39	670	670
5.50%, 6/15/54	410	406
		86,153
U.S. Government Obligations 4.4%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	6,904	4,262
2.50%, 8/20/50 - 3/20/52	13,402	5,712
3.00%, 10/20/46 - 6/20/52	3,698	3,227
3.50%, 3/20/46 - 10/20/50	1,977	1,784
4.00%, 6/20/47 - 10/20/52	2,400	2,210
4.50%, 6/20/47 - 7/20/53	1,933	1,831
5.00%, 8/20/47 - 12/20/54	1,991	1,941
5.50%, 4/20/48	31	31
6.00%, 9/20/52 - 12/20/52	493	501
Government National Mortgage Assn., TBA (13)
5.50%, 6/15/54	2,475	2,457
6.00%, 6/15/54	395	399
		24,355
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $111,767)		110,508
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 29.6%
U.S. Treasury Obligations 29.6%
U.S. Treasury Bonds, 1.125%, 5/15/40	395	240
U.S. Treasury Bonds, 1.75%, 8/15/41	190	123
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	797

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 2.375%, 2/15/42	80	57
U.S. Treasury Bonds, 3.25%, 5/15/42	130	105
U.S. Treasury Bonds, 3.625%, 2/15/53	30	24
U.S. Treasury Bonds, 3.625%, 5/15/53	640	510
U.S. Treasury Bonds, 3.875%, 2/15/43	115	101
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,769
U.S. Treasury Bonds, 4.00%, 11/15/42	155	139
U.S. Treasury Bonds, 4.00%, 11/15/52	280	240
U.S. Treasury Bonds, 4.125%, 8/15/44	25,660	23,063
U.S. Treasury Bonds, 4.25%, 2/15/54	205	183
U.S. Treasury Bonds, 4.25%, 8/15/54 (14)	15,250	13,637
U.S. Treasury Bonds, 4.50%, 2/15/44	340	322
U.S. Treasury Bonds, 4.625%, 5/15/54	425	404
U.S. Treasury Bonds, 4.625%, 11/15/44	7,600	7,302
U.S. Treasury Bonds, 4.625%, 2/15/55	13,245	12,638
U.S. Treasury Bonds, 4.75%, 11/15/43	655	642
U.S. Treasury Bonds, 4.75%, 2/15/45	13,685	13,364
U.S. Treasury Notes, 3.75%, 4/30/27	4,405	4,392
U.S. Treasury Notes, 3.875%, 8/15/34	7,240	6,977
U.S. Treasury Notes, 3.875%, 4/30/30	9,925	9,888
U.S. Treasury Notes, 4.00%, 10/31/29	260	261
U.S. Treasury Notes, 4.00%, 3/31/30	7,310	7,324
U.S. Treasury Notes, 4.00%, 2/28/30	8,360	8,380
U.S. Treasury Notes, 4.125%, 8/15/53	405	354
U.S. Treasury Notes, 4.125%, 10/31/29	515	519
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,136
U.S. Treasury Notes, 4.125%, 3/31/32	6,080	6,069
U.S. Treasury Notes, 4.125%, 2/29/32	11,380	11,362
U.S. Treasury Notes, 4.25%, 11/15/34	2,135	2,115
U.S. Treasury Notes, 4.25%, 1/31/30 (14)	4,605	4,663
U.S. Treasury Notes, 4.375%, 8/15/43	365	341
U.S. Treasury Notes, 4.375%, 12/31/29	1,510	1,537
U.S. Treasury Notes, 4.375%, 1/31/32 (14)	14,285	14,473

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.50%, 12/31/31	7,475	7,629
		163,080
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $165,954)		163,080
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.38% (6)(15)	11,486	11,486
Total Short-Term Investments (Cost $11,486)		11,486
SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.38% (6)(15)	6,847	6,847
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		6,847
Total Securities Lending Collateral (Cost $6,847)		6,847

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Goldman Sachs	10 Year Interest Rate Swap 7/10/35 Pay Fixed 4.75% Annually, Receive Variable 4.35% (SOFR) Annually, 7/8/25 @ 4.75%* (7)	1	3,900	—
Barclays Bank	10 Year Interest Rate Swap 7/22/35 Pay Fixed 4.75% Annually, Receive Variable 4.35% (SOFR) Annually, 7/18/25 @ 4.75%* (7)	1	2,350	1
Barclays Bank	10 Year Interest Rate Swap 7/9/35 Pay Fixed 4.75% Annually, Receive Variable 4.35% (SOFR) Annually, 7/7/25 @ 4.75% *(7)	1	3,500	—
Barclays Bank	30 Year Interest Rate Swap 7/11/55 Pay Fixed 4.55% Annually, Receive Variable 4.35% (SOFR) Annually, 7/9/25 @ 4.55%* (7)	1	2,500	5

T. ROWE PRICE TOTAL RETURN ETF

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	30 Year Interest Rate Swap 7/22/55 Pay Fixed 4.55% Annually, Receive Variable 4.35% (SOFR) Annually, 7/18/25 @ 4.55%* (7)	1	1,850	4
Barclays Bank	30 Year Interest Rate Swap 7/9/55 Pay Fixed 4.55% Annually, Receive Variable 4.35% (SOFR) Annually, 7/7/25 @ 4.55%* (7)	1	2,800	4
Morgan Stanley	SPDR EURO STOXX 50 ETF, Put, 8/15/25 @ $50.00 (7)	1	2,977	20
Total Options Purchased (Cost $304)				34

Total Investments in Securities 101.7% of Net Assets (Cost $563,298)	$559,288

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $154,136 and represents 28.0% of net assets.
(2)	See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE TOTAL RETURN ETF

(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $924 and represents 0.2% of net assets.
(4)	All or a portion of this loan is unsettled as of May 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5)	SEC 30-day yield
(6)	Affiliated Companies
(7)	Non-income producing.
(8)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9)	Perpetual security with no stated maturity date.
(10)	See Note 4. All or a portion of this security is on loan at May 31, 2025.
(11)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(13)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,932 and represents 0.7% of net assets.
(14)	At May 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi

T. ROWE PRICE TOTAL RETURN ETF

COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
PIK	Payment-in-kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (0.2)%
U.S. Government & Agency Mortgage-Backed Securities (0.2)%
U.S. Government Agency Obligations (0.1)%
UMBS, TBA, 3.00%, 6/15/54	(715)	(608)
U.S. Government Obligations (0.1)%
Government National Mortgage Assn., TBA, 2.50%, 6/15/54	(430)	(360)
		(968)
Total TBA Sales Commitments (Proceeds $(983))		(968)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Call, 6/20/25 @ $79.00	345	2,745	(25)
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Put, 6/20/25 @ $79.00	345	2,745	(14)
Total OTC Options Written (Premiums $(37))				(39)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS 0.2%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
Morgan Stanley, Pay Underlying Reference: Markit iBoxx USD Liquid High Yield Index At Maturity, Receive Variable 4.35% (USD SOFR) Quarterly, 12/20/25	5,550	(54)	—	(54)
Total Bilateral Total Return Swaps			—	(54)
Total Bilateral Swaps			—	(54)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.4)%
Protection Bought (Relevant Credit: Beazer Homes USA), Pay 5.00% Quarterly, Receive upon credit default, 12/20/29	2,371	(135)	(169)	34
Protection Bought (Relevant Credit: Markit CDX.NA.HY.S40), Pay 5.00% Quarterly, Receive upon credit default, 6/20/28	27,440	(1,947)	(1,216)	(731)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(697)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.6%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S44), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30	54,666	1,204	713	491
Protection Sold (Relevant Credit: SES SA, Baa3*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30 (EUR)	1,340	(101)	(109)	8
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S44), Receive 5.00% Quarterly, Pay upon credit default, 6/20/30	16,808	1,206	636	570
Protection Sold (Relevant Credit: iTraxx Europe S43), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30 (EUR)	38,878	976	787	189
Total Centrally Cleared Credit Default Swaps, Protection Sold				1,258
Interest Rate Swaps (0.4)%
10 Year Interest Rate Swap, Pay Fixed 3.82% Annually, Receive Variable 4.35% (SOFR) Annually, 4/24/35	16,966	48	—	48

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 3.70% Annually, Receive Variable 4.35% (SOFR) Annually, 4/30/35	16,577	201	—	201
10 Year Interest Rate Swap, Pay Fixed 4.00% Annually, Receive Variable 4.35% (SOFR) Annually, 5/16/35	33,271	(429)	—	(429)
Total Centrally Cleared Interest Rate Swaps				(180)
Zero-Coupon Inflation Swaps (0.4)%
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.447% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/21/35	1,609	6	—	6
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.458% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/21/35	343	1	—	1
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.459% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/21/35	2,248	6	—	6
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.439% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/24/35	987	4	—	4

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.454% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/24/35	3,213	8	—	8
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.520% At Maturity, Receive Variable (Change in CPI) At Maturity, 3/31/35	5,600	(20)	—	(20)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.558% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/13/30	7,672	(12)	—	(12)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.548% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/13/30	7,278	(8)	—	(8)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.533% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	3,062	(1)	—	(1)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.562% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	3,062	(5)	—	(5)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.555% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	5,765	(8)	—	(8)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.545% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/14/30	3,061	(3)	—	(3)
Total Centrally Cleared Zero-Coupon Inflation Swaps				(32)
Total Centrally Cleared Swaps				349
Net payments (receipts) of variation margin to date				$(516)
Variation margin receivable (payable) on centrally cleared swaps				$(167)

*	Credit ratings as of May 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	6/3/25	GBP	263	USD	352	$3
Bank of America	8/22/25	GBP	2,050	USD	2,741	22
Bank of America	6/4/25	USD	630	MYR	2,690	(2)
Bank of America	7/2/25	USD	322	MYR	1,350	4
Bank of America	6/4/25	MYR	1,350	USD	321	(4)
Barclays Bank	6/3/25	USD	112	BRL	655	(2)
Barclays Bank	7/25/25	JPY	1,613,165	USD	11,428	(151)
Barclays Bank	7/25/25	JPY	120,253	USD	852	(11)
Barclays Bank	7/25/25	USD	1,172	NOK	12,469	(49)
Barclays Bank	7/25/25	NZD	50	USD	30	—
Barclays Bank	6/3/25	TRY	9,614	USD	240	6
Barclays Bank	7/25/25	NOK	344	USD	34	—
Barclays Bank	6/3/25	BRL	655	USD	115	—
Citibank	6/3/25	USD	1,697	BRL	9,969	(46)
Citibank	7/25/25	CAD	31	USD	22	—
Citibank	7/25/25	CAD	54	USD	39	—
Citibank	7/18/25	CZK	7,825	USD	354	3
Citibank	7/2/25	TWD	8,252	USD	278	—
Citibank	6/3/25	USD	276	TWD	8,252	—
Citibank	7/2/25	INR	79,541	USD	935	(6)
Citibank	6/3/25	USD	936	INR	79,541	7
Citibank	6/3/25	TWD	8,252	USD	275	—
Citibank	6/3/25	INR	79,541	USD	930	(1)
Citibank	6/3/25	BRL	9,969	USD	1,746	(3)
Deutsche Bank	9/11/25	USD	929	EGP	52,190	(74)
Deutsche Bank	6/3/25	USD	287	TWD	9,293	(23)
Deutsche Bank	6/4/25	USD	194	MYR	850	(6)
Deutsche Bank	6/4/25	USD	1,166	CNH	8,458	(8)
Deutsche Bank	6/3/25	USD	313	CHF	257	—
Deutsche Bank	6/3/25	TWD	20,507	USD	675	9
Deutsche Bank	7/2/25	USD	291	CLP	273,037	3
Deutsche Bank	6/3/25	PEN	388	USD	106	1
Deutsche Bank	6/3/25	CLP	273,037	USD	291	(3)
Deutsche Bank	7/2/25	USD	106	PEN	388	(1)
Deutsche Bank	7/2/25	COP	692,858	USD	167	(1)
Deutsche Bank	6/4/25	USD	168	COP	692,858	1
Deutsche Bank	8/22/25	USD	274	EUR	240	—
Deutsche Bank	7/2/25	PHP	14,215	USD	256	(1)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Deutsche Bank	6/3/25	USD	256	PHP	14,215	$1
Deutsche Bank	6/3/25	USD	684	TWD	20,507	(1)
Deutsche Bank	6/3/25	TWD	9,293	USD	310	—
Deutsche Bank	6/4/25	CNH	8,367	USD	1,164	(3)
Deutsche Bank	7/3/25	USD	1,167	CNH	8,367	3
Deutsche Bank	6/3/25	USD	107	PEN	388	—
Deutsche Bank	6/3/25	USD	290	CLP	273,037	1
Deutsche Bank	6/4/25	COP	692,858	USD	167	—
Goldman Sachs	6/3/25	USD	1,982	BRL	11,560	(40)
Goldman Sachs	6/3/25	BRL	54,627	USD	9,189	362
Goldman Sachs	7/2/25	USD	143	IDR	2,339,175	1
Goldman Sachs	6/3/25	IDR	2,339,175	USD	144	—
Goldman Sachs	6/3/25	USD	144	IDR	2,339,175	—
Goldman Sachs	6/3/25	BRL	11,560	USD	2,025	(4)
Goldman Sachs	6/3/25	USD	9,569	BRL	54,627	18
HSBC Bank	7/25/25	USD	6,101	JPY	849,015	166
HSBC Bank	6/3/25	USD	551	ILS	1,989	(16)
JPMorgan Chase	6/4/25	USD	2	MYR	7	—
JPMorgan Chase	6/4/25	MYR	41	USD	10	—
JPMorgan Chase	7/2/25	USD	531	KRW	721,663	7
JPMorgan Chase	6/4/25	KRW	721,663	USD	530	(7)
JPMorgan Chase	7/2/25	USD	529	THB	17,104	7
JPMorgan Chase	6/5/25	THB	17,104	USD	528	(7)
JPMorgan Chase	7/2/25	MYR	30	USD	7	—
JPMorgan Chase	6/4/25	USD	525	KRW	721,663	2
Morgan Stanley	6/5/25	USD	514	THB	17,172	(10)
Morgan Stanley	7/2/25	USD	271	ILS	953	—
Morgan Stanley	6/3/25	ILS	953	USD	271	—
Nomura International	7/25/25	NOK	396	USD	38	1
Royal Bank of Canada	6/4/25	USD	657	KRW	937,690	(22)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Royal Bank of Canada	6/3/25	IDR	1,667,276	USD	99	$4
Royal Bank of Canada	6/3/25	INR	77,419	USD	902	3
Royal Bank of Canada	6/3/25	USD	102	IDR	1,667,276	—
Royal Bank of Canada	6/3/25	USD	906	INR	77,419	1
Royal Bank of Canada	6/4/25	KRW	937,690	USD	682	(2)
Societe Generale SA	6/3/25	USD	985	BRL	5,729	(17)
Societe Generale SA	6/3/25	USD	1,002	BRL	5,816	(15)
Societe Generale SA	6/3/25	USD	1,864	BRL	10,742	(14)
Societe Generale SA	6/3/25	USD	60	NOK	626	(1)
Societe Generale SA	6/3/25	USD	528	BRL	2,991	5
Societe Generale SA	7/2/25	BRL	2,991	USD	525	(5)
Societe Generale SA	6/3/25	BRL	2,991	USD	524	(1)
Societe Generale SA	6/3/25	BRL	5,816	USD	1,019	(2)
Societe Generale SA	6/3/25	BRL	10,742	USD	1,882	(4)
Societe Generale SA	6/3/25	BRL	5,729	USD	1,003	(2)
Standard Chartered	9/11/25	EGP	105,670	USD	1,936	94
Standard Chartered	7/18/25	USD	354	CZK	7,825	(3)
Standard Chartered	7/25/25	USD	18	CAD	25	—
Standard Chartered	7/25/25	JPY	19,595	USD	137	—
Standard Chartered	7/25/25	JPY	24,235	USD	165	4

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Standard Chartered	6/4/25	MYR	2,156	USD	500	$6
Standard Chartered	8/22/25	USD	8,147	EUR	7,196	(67)
State Street	7/25/25	USD	234	AUD	368	(3)
State Street	7/25/25	NOK	371	USD	36	1
State Street	6/3/25	AUD	425	USD	271	4
State Street	6/3/25	USD	283	JPY	40,450	2
State Street	6/2/25	CAD	10	USD	7	—
State Street	6/4/25	NZD	587	USD	350	—
State Street	6/3/25	USD	8	JPY	1,070	—
State Street	6/3/25	HUF	8,504	USD	24	—
State Street	6/3/25	USD	15	SGD	19	—
State Street	6/3/25	GBP	4	USD	5	—
State Street	6/4/25	NZD	10	USD	6	—
State Street	6/3/25	AUD	4	USD	2	—
State Street	6/3/25	EUR	3	USD	3	—
State Street	6/3/25	MXN	977	USD	50	1
State Street	6/3/25	PLN	21	USD	6	—
State Street	6/3/25	USD	3	SEK	26	—
State Street	6/3/25	BRL	15	USD	3	—
State Street	6/3/25	PHP	133	USD	2	—
State Street	6/3/25	USD	9	CHF	7	—
State Street	6/4/25	USD	13	CNH	97	—
State Street	6/3/25	USD	97	IDR	1,622,621	(3)
State Street	6/4/25	USD	6	KRW	8,526	—
State Street	6/3/25	PEN	10	USD	3	—
State Street	6/3/25	USD	1	NOK	10	—
State Street	6/3/25	INR	2,888	USD	34	—
State Street	6/3/25	USD	1	CZK	25	—
State Street	6/5/25	USD	13	THB	449	—
State Street	6/3/25	USD	4	TWD	122	—
State Street	6/3/25	EUR	131	USD	150	(1)
State Street	6/3/25	MXN	4,444	USD	226	3
State Street	7/25/25	NZD	39	USD	23	—
State Street	6/3/25	CLP	21,930	USD	23	—
State Street	6/3/25	USD	129	TWD	3,788	2
State Street	6/3/25	USD	6	PEN	21	—
State Street	6/3/25	TRY	302	USD	8	—
State Street	6/3/25	USD	5	PHP	295	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	6/4/25	COP	102,286	USD	24	$1
State Street	6/3/25	BRL	280	USD	49	—
State Street	6/4/25	KRW	34,012	USD	25	—
State Street	6/3/25	USD	20	INR	1,673	—
State Street	6/3/25	USD	6	AUD	9	—
State Street	6/3/25	USD	10	EUR	9	—
State Street	6/3/25	CHF	5	USD	6	—
State Street	6/3/25	USD	2	GBP	1	—
State Street	6/4/25	USD	5	NZD	8	—
State Street	6/3/25	MXN	1,835	USD	93	2
State Street	6/3/25	SEK	12	USD	1	—
State Street	6/4/25	CNH	220	USD	31	—
State Street	6/3/25	USD	2	PLN	9	—
State Street	6/5/25	THB	517	USD	16	—
State Street	6/3/25	USD	2	HUF	883	—
State Street	6/3/25	SGD	34	USD	26	—
State Street	6/3/25	ILS	82	USD	23	1
State Street	6/3/25	JPY	4,994	USD	35	—
State Street	6/3/25	PHP	395	USD	7	—
State Street	6/4/25	USD	88	COP	370,426	(1)
State Street	6/3/25	USD	61	CLP	57,507	—
State Street	6/3/25	USD	2	TRY	72	—
State Street	6/3/25	USD	127	EUR	114	(2)
State Street	6/4/25	NZD	11	USD	6	—
State Street	6/3/25	AUD	7	USD	4	—
State Street	6/3/25	GBP	2	USD	2	—
State Street	6/3/25	USD	1	ZAR	18	—
State Street	6/3/25	USD	88	MXN	1,719	(1)
State Street	6/3/25	USD	113	HUF	41,156	(3)
State Street	6/3/25	USD	89	CZK	1,990	(2)
State Street	6/3/25	ILS	24	USD	7	—
State Street	6/3/25	USD	8	CHF	7	—
State Street	6/3/25	JPY	1,064	USD	7	—
State Street	6/3/25	USD	136	PLN	517	(3)
State Street	6/3/25	USD	11	SGD	14	—
State Street	6/3/25	USD	2	SEK	16	—
State Street	6/3/25	BRL	8	USD	1	—
State Street	6/3/25	INR	907	USD	11	—
State Street	6/4/25	KRW	190,541	USD	134	4
State Street	8/22/25	EUR	331	USD	372	6

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	8/22/25	USD	172	GBP	129	$(2)
State Street	6/4/25	USD	76	NZD	128	(1)
State Street	6/3/25	USD	4	GBP	3	—
State Street	6/3/25	CHF	3	USD	4	—
State Street	6/3/25	USD	117	AUD	183	(1)
State Street	6/2/25	USD	44	CAD	62	(1)
State Street	6/3/25	USD	4	MXN	74	—
State Street	6/3/25	SGD	8	USD	6	—
State Street	6/3/25	NOK	11	USD	1	—
State Street	6/3/25	SEK	10	USD	1	—
State Street	6/4/25	USD	4	CNH	32	—
State Street	6/3/25	USD	77	CZK	1,703	—
State Street	6/3/25	USD	17	JPY	2,502	—
State Street	6/3/25	USD	20	HUF	7,201	—
State Street	6/3/25	ILS	748	USD	212	1
State Street	6/3/25	USD	2	PLN	7	—
State Street	6/3/25	USD	1	PEN	4	—
State Street	6/4/25	USD	3	COP	11,070	—
State Street	6/3/25	USD	2	TRY	71	—
State Street	6/3/25	USD	4	BRL	20	—
State Street	6/3/25	TWD	948	USD	32	—
State Street	6/3/25	PHP	1,446	USD	26	—
State Street	6/3/25	USD	145	IDR	2,383,830	(1)
State Street	6/3/25	ILS	182	USD	51	—
State Street	6/3/25	USD	2	TRY	77	—
State Street	6/3/25	SEK	631	USD	66	—
State Street	6/3/25	JPY	664	USD	5	—
State Street	6/3/25	NOK	14	USD	1	—
State Street	6/3/25	MXN	1,172	USD	61	—
State Street	6/3/25	HUF	20,945	USD	59	—
State Street	6/3/25	USD	4	PLN	14	—
State Street	7/2/25	PEN	4	USD	1	—
State Street	6/3/25	USD	2	ZAR	34	—
State Street	7/2/25	THB	299	USD	9	—
State Street	6/3/25	SGD	12	USD	9	—
State Street	6/3/25	CHF	5	USD	6	—
State Street	6/3/25	USD	6	GBP	5	—
State Street	6/4/25	USD	5	NZD	8	—
State Street	6/3/25	USD	2	AUD	3	—
State Street	6/3/25	CZK	82	USD	4	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	7/2/25	CLP	1,529	USD	2	$—
State Street	7/2/25	BRL	11	USD	2	—
State Street	7/2/25	USD	82	INR	7,067	—
State Street	7/2/25	USD	4	TWD	132	—
State Street	7/2/25	IDR	32,256	USD	2	—
State Street	7/2/25	USD	2	PHP	130	—
State Street	7/2/25	KRW	22,099	USD	16	—
State Street	8/29/25	USD	400	SEK	3,831	(1)
State Street	6/3/25	IDR	2,383,830	USD	146	—
State Street	6/3/25	IDR	1,622,621	USD	99	—
State Street	6/3/25	TWD	3,788	USD	126	—
State Street	6/3/25	USD	32	TWD	948	—
State Street	6/3/25	TWD	122	USD	4	—
State Street	7/2/25	USD	38	CAD	52	—
State Street	7/2/25	AUD	241	USD	155	—
State Street	7/2/25	EUR	11	USD	13	—
State Street	7/2/25	USD	260	JPY	37,300	—
State Street	6/4/25	USD	277	NZD	464	—
State Street	7/2/25	NZD	464	USD	277	—
State Street	6/4/25	USD	25	KRW	34,012	—
State Street	6/4/25	KRW	8,526	USD	6	—
State Street	6/4/25	USD	138	KRW	190,541	—
State Street	7/2/25	USD	39	SEK	375	—
State Street	7/2/25	USD	60	NOK	611	—
State Street	7/2/25	ZAR	1,213	USD	68	—
State Street	7/2/25	MXN	6,635	USD	342	(1)
State Street	7/2/25	USD	226	CZK	4,957	(1)
State Street	7/2/25	USD	315	CHF	259	—
State Street	7/2/25	PLN	740	USD	197	—
State Street	7/2/25	HUF	63,899	USD	179	—
State Street	7/2/25	GBP	259	USD	349	—
State Street	7/2/25	TRY	9,696	USD	239	—
Toronto-Dominion Bank	7/25/25	USD	2,625	CAD	3,625	(23)
Toronto-Dominion Bank	7/25/25	USD	388	CAD	536	(3)
Toronto-Dominion Bank	6/4/25	COP	972,068	USD	228	6
Toronto-Dominion Bank	6/3/25	PEN	1,170	USD	317	6

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Toronto-Dominion Bank	6/3/25	USD	323	PEN	1,170	$(1)
Toronto-Dominion Bank	6/4/25	USD	234	COP	972,068	—
UBS	7/25/25	USD	90	NZD	155	(2)
UBS	7/25/25	USD	1,529	CHF	1,235	18
UBS	6/3/25	PHP	12,536	USD	223	2
UBS	7/25/25	USD	488	JPY	69,799	—
UBS	7/25/25	CHF	387	USD	473	—
UBS	8/22/25	USD	2,733	GBP	2,050	(30)
Wells Fargo	6/3/25	USD	747	BRL	4,340	(12)
Wells Fargo	6/3/25	USD	996	BRL	5,816	(21)
Wells Fargo	6/3/25	BRL	2,708	USD	471	2
Wells Fargo	6/3/25	USD	254	CLP	237,460	3
Wells Fargo	6/3/25	USD	825	SGD	1,077	(10)
Wells Fargo	6/3/25	ZAR	1,265	USD	68	3
Wells Fargo	6/3/25	USD	60	CZK	1,321	—
Wells Fargo	6/3/25	HUF	83,690	USD	235	—
Wells Fargo	6/3/25	PLN	1,266	USD	337	2
Wells Fargo	6/3/25	USD	102	SEK	986	—
Wells Fargo	6/3/25	USD	422	PEN	1,543	(5)
Wells Fargo	6/3/25	SGD	1,056	USD	819	(1)
Wells Fargo	7/2/25	USD	821	SGD	1,056	1
Wells Fargo	6/3/25	PEN	1,543	USD	426	1
Wells Fargo	6/3/25	USD	474	BRL	2,708	1
Wells Fargo	6/3/25	BRL	5,816	USD	1,019	(2)
Wells Fargo	6/3/25	BRL	4,340	USD	760	(1)
Wells Fargo	6/3/25	CLP	237,460	USD	252	(1)
Net unrealized gain (loss) on open forward currency exchange contracts						$43

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 8 Euro BOBL contracts	06/25	(1,085)	$—
Long, 2 Euro BTP contracts	06/25	268	3
Short, 14 Euro BUND contracts	06/25	(2,059)	(19)
Short, 5 Euro OAT contracts	06/25	(689)	(11)
Short, 22 Euro SCHATZ contracts	06/25	(2,499)	(13)
Long, 3 Mini ten year JGB contracts	06/25	291	—
Short, 24 Government of Canada five year bond contracts	09/25	(1,982)	(14)
Long, 15 Government of Canada ten year bond contracts	09/25	1,320	14
Long, 48 U.S. Treasury Long Bonds contracts	09/25	5,344	70
Short, 131 U.S. Treasury Notes ten year contracts	09/25	(14,494)	(14)
Long, 694 Ultra U.S. Treasury Notes ten year contracts	09/25	77,570	538
Short, 6 Long Gilt ten year contracts	09/25	(739)	(3)
Long, 56 U.S. Treasury Notes five year contracts	09/25	6,058	—
Long, 278 U.S. Treasury Notes two year contracts	09/25	57,609	58
Net payments (receipts) of variation margin to date			(553)
Variation margin receivable (payable) on open futures contracts			$56

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$(8)	$(6)	$9
T. Rowe Price Institutional Floating Rate Fund - Z Class	(81)	(116)	229
T. Rowe Price Government Reserve Fund	—	—	348++
Totals	$(89)#	$(122)	$586+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 5/31/25
T. Rowe Price Floating Rate ETF	$667	—	661	$—
T. Rowe Price Institutional Floating Rate Fund - Z Class	—	11,881	6,165	5,600
T. Rowe Price Government Reserve Fund	3,324	¤	¤	18,333
	Total			$23,933^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying funds represented $0 of the net realized gain (loss).
+	Investment income comprised $586 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $23,968.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

May 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $563,298)	$559,288
Receivable for investment securities sold	5,696
Interest receivable	4,686
Unrealized gain on forward currency exchange contracts	818
Cash	341
Variation margin receivable on futures contracts	56
Foreign currency (cost $27)	27
Other assets	2
Total assets	570,914
Liabilities
Payable for investment securities purchased	11,873
Obligation to return securities lending collateral	6,847
TBA Sales Commitments (proceeds $983)	968
Unrealized loss on forward currency exchange contracts	775
Variation margin payable on centrally cleared swaps	167
Investment management and administrative fees payable	145
Unrealized loss on bilateral swaps	54
Options written (premiums $37)	39
Other liabilities	1
Total liabilities	20,869
NET ASSETS	$550,045
Net Assets Consists of:
Total distributable earnings (loss)	$(10,686)
Paid-in capital applicable to 13,750,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	560,731
NET ASSETS	$550,045
NET ASSET VALUE PER SHARE	$40.00
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
5/31/25
Investment Income (Loss)
Income
Interest	$12,533
Dividend	645
Securities lending	17
Total income	13,195
Expenses
Investment management and administrative expense	730
Waived / paid by Price Associates	(1)
Total expenses	729
Net investment income	12,466
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(528)
Futures	(647)
Swaps	(1,432)
Options written	(182)
Forward currency exchange contracts	(9)
Foreign currency transactions	(57)
Net realized loss	(2,855)
Change in net unrealized gain / loss
Securities	(1,973)
Futures	676
Swaps	273
Options written	(27)
TBA Sales Commitments	15
Forward currency exchange contracts	19
Other assets and liabilities denominated in foreign currencies	(2)
Change in unrealized gain / loss	(1,019)
Net realized and unrealized gain / loss	(3,874)
INCREASE IN NET ASSETS FROM OPERATIONS	$8,592
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	5/31/25	5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$12,466	$5,181
Net realized loss	(2,855)	(2,943)
Change in net unrealized gain / loss	(1,019)	142
Increase in net assets from operations	8,592	2,380
Distributions to shareholders
Net earnings	(12,501)	(5,002)
Tax return of capital	-	(219)
Decrease in net assets from distributions	(12,501)	(5,221)
Capital share transactions*
Shares sold	457,787	92,251
Shares redeemed	(16,963)	(5,030)
Increase in net assets from capital share transactions	440,824	87,221
Net Assets
Increase during period	436,915	84,380
Beginning of period	113,130	28,750
End of period	$550,045	$113,130
*Share information (000s)
Shares sold	11,325	2,275
Shares redeemed	(425)	(125)
Increase in shares outstanding	10,900	2,150
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income

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distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated

T. ROWE PRICE TOTAL RETURN ETF

by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE TOTAL RETURN ETF

Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement

T. ROWE PRICE TOTAL RETURN ETF

prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$421,812	$—	$421,812
Asset-Backed Securities	—	76,636	274	76,910
Bank Loans	—	34,486	1,129	35,615
Bond Funds	5,600	—	—	5,600
Convertible Preferred Stocks	334	—	400	734
Preferred Stocks	—	—	250	250
Options Purchased	—	34	—	34
Short-Term Investments	11,486	—	—	11,486
Securities Lending Collateral	6,847	—	—	6,847
Total Securities	24,267	532,968	2,053	559,288
Swaps*	—	1,566	—	1,566
Forward Currency Exchange Contracts	—	818	—	818
Futures Contracts*	683	—	—	683
Total	$24,950	$535,352	$2,053	$562,355
Liabilities
TBA Sale Commitments	$—	$968	$—	$968
Options Written	—	39	—	39
Swaps*	—	1,271	—	1,271
Forward Currency Exchange Contracts	—	775	—	775
Futures Contracts*	74	—	—	74
Total	$74	$3,053	$—	$3,127

[1]	Includes Convertible Bonds, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE TOTAL RETURN ETF

NOTE  3  –  DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures, Centrally Cleared Swaps and Securities^	$946
Foreign exchange derivatives	Forwards	818
Credit derivatives	Centrally Cleared Swaps	1,292
Equity derivatives	Securities^	20
Inflation Derivatives	Centrally Cleared Swaps	25
Total		$3,101
Liabilities
Interest rate derivatives	Futures and Centrally Cleared Swaps	$503
Foreign exchange derivatives	Forwards	775
Credit derivatives	Centrally Cleared Swaps, Bilateral Swaps and Options Written	824
Inflation derivatives	Centrally Cleared Swaps	57
Total		$2,159

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE TOTAL RETURN ETF

($000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$171	$34	$(656)	$—	$(32)	$(483)
Foreign exchange derivatives	(94)	—	—	(9)	—	(103)
Credit derivatives	348	(216)	—	—	(1,424)	(1,292)
Equity derivatives	(75)	—	9	—	—	(66)
Inflation derivatives	—	—	—	—	24	24
Total	$350	$(182)	$(647)	$(9)	$(1,432)	$(1,920)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$(132)	$(21)	$676	$—	$(199)	$324
Foreign exchange derivatives	—	—	—	19	—	19
Credit derivatives	—	(6)	—	—	502	496
Equity derivatives	(64)	—	—	—	—	(64)
Inflation derivatives	—	—	—	—	(30)	(30)
Total	$(196)	$(27)	$676	$19	$273	$745

^	Options purchased are reported as securities.

T. ROWE PRICE TOTAL RETURN ETF

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected

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as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025,  securities valued at $211,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $413,000 cash and securities valued at $176,000. As of May 31, 2025, securities valued at $10,596,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in

T. ROWE PRICE TOTAL RETURN ETF

excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 23% of net assets.
Futures Contracts
The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 19% and 66% of net assets.
Options
The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are

T. ROWE PRICE TOTAL RETURN ETF

included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 37% of net assets.
Swaps
The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in

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unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit

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rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2025, the notional amount of protection sold by the fund totaled $117,140,000 (21.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 17% and 48% of net assets.

T. ROWE PRICE TOTAL RETURN ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

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Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are

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determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of securities valued at $71,000 as of May 31, 2025.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.

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Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral

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received in the form of securities is not. At May 31, 2025, the value of loaned securities was $6,707,000; the value of cash collateral and related investments was $6,847,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $312,080,000 and $111,545,000, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $870,440,000 and $642,353,000, respectively, for the year ended May 31, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.
The tax character of distributions paid for the periods presented was as follows:

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($000s)
	May 31,	May 31,
	2025	2024
Ordinary income (including short-term capital gains, if any)	$12,501	$5,002
Return of capital	—	219
Total distributions	$12,501	$5,221
At May 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$564,181
Unrealized appreciation	$3,696
Unrealized depreciation	(8,021)
Net unrealized appreciation (depreciation)	$(4,325)
At May 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$48
Net unrealized appreciation (depreciation)	(4,325)
Loss carryforwards and deferrals	(6,409)
Total distributable earnings (loss)	$(10,686)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.

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NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to May 1, 2025, Price Associates had entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.31% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each

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underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2025, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price Floating Rate ETF	0.59%	$1
T. Rowe Price Institutional Floating Rate Fund - Z Class	0.55%	—
Total Management Fee Waived		$1
As of May 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,841,110 shares of the fund, representing 13% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates

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the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE TOTAL RETURN ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Total Return ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Return ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the years ended May 31, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the years ended May 31, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

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TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For nonresident alien shareholders, $10,366,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $11,951,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board noted that, as of December 31, 2024, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the 4th quartile for certain periods when compared to performance peer groups selected by third-party data providers.  The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results.  The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

T. ROWE PRICE TOTAL RETURN ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF988-050 07/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025